CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 4	¥ 30	¥ 49
Right-of-use assets
Other non-current assets	35,075	245,400	256,484
TOTAL NON-CURRENT ASSETS	35,079	245,430	256,533
CURRENT ASSETS
Prepayments	176	1,234	1,242
Other receivables	6	43	32
Cash and cash equivalents	68	475	3,082
TOTAL CURRENT ASSETS	250	1,752	4,356
TOTAL ASSETS	35,329	247,182	260,889
CURRENT LIABILITIES
Trade payables	40	280	280
Other payables and accruals	164	1,151	3,536
Derivative financial liabilities	3	19	2,138
Lease liabilities
Due to related companies	1,817	12,709	11,361
TOTAL CURRENT LIABILITIES	2,024	14,159	17,315
NON-CURRENT LIABILITIES
Other payables	10,523	73,620	76,945
Due to the Shareholder	10,445	73,075	78,567
Due to the Shareholder	10,445
TOTAL NON-CURRENT LIABILITIES	20,968	146,695	155,512
TOTAL LIABILITIES	22,992	160,854	172,827
EQUITY
Issued capital	64,431	450,782	450,782
Other capital reserves	110,409	772,465	772,465
Accumulated losses	(161,120)	(1,127,242)	(1,126,011)
Other comprehensive losses	(1,383)	(9,677)	(9,174)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	12,337	86,328	88,062
NON-CONTROLLING INTERESTS
TOTAL EQUITY	12,337	86,328	88,062
TOTAL LIABILITIES AND EQUITY	$ 35,329	¥ 247,182	¥ 260,889